Sterling Capital Corporate Fund

Schedule of Portfolio Investments
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 97.2%
	Aerospace & Defense — 0.7%
$150,000	L3Harris Technologies, Inc., 4.950%, 2/15/21(a)	$153,688
	Automobiles — 1.5%
200,000	Ford Motor Credit Co., LLC, 5.085%, 1/7/21	204,784
140,000	General Motors Financial Co., Inc., 3.550%, 7/8/22	144,120
		348,904
	Banks — 17.8%
225,000	Bank of America Corp., 3.366%, (LIBOR USD 3-Month plus 0.81%), 1/23/26(b)	235,350
230,000	Bank of America Corp., MTN, 2.503%, 10/21/22	232,239
188,000	Bank of America Corp., MTN, 3.093%, (LIBOR USD 3-Month plus 1.09%), 10/1/25(b)	194,034
110,000	Bank of Montreal, Series E, 3.300%, 2/5/24	114,664
200,000	Barclays PLC, 4.338%, (LIBOR USD 3-Month plus 1.36%), 5/16/24(b)	210,880
185,000	Capital One Financial Corp., 3.200%, 2/5/25	191,655
400,000	Citigroup, Inc., 4.400%, 6/10/25	434,836
250,000	Citizens Bank NA/Providence RI, BKNT, 2.727%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(c)	252,089
250,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	261,402
150,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	150,121
280,000	JPMorgan Chase & Co., 2.400%, 6/7/21	281,847
272,000	JPMorgan Chase & Co., 3.625%, 5/13/24	288,350
200,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	216,621
225,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	229,187
200,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(d)	209,179
220,000	Wells Fargo & Co., MTN, 3.550%, 9/29/25	232,961
110,000	Westpac Banking Corp., 2.800%, 1/11/22	111,796
250,000	Zions Bancorp NA, 3.500%, 8/27/21	255,856
		4,103,067
	Beverages — 3.8%
225,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 2/1/26	239,977
155,000	Bacardi, Ltd., 4.450%, 5/15/25(a)	167,166
235,000	Coca-Cola Co. (The), 2.250%, 9/1/26	236,582
235,000	Constellation Brands, Inc., 2.610%, (LIBOR USD 3-Month plus 0.70%), 11/15/21(c)	235,041
		878,766
	Capital Goods — 1.3%
135,000	Keysight Technologies, Inc., 4.550%, 10/30/24	147,136
135,000	Trimble, Inc., 4.900%, 6/15/28	147,481
		294,617
	Chemicals — 2.8%
115,000	Albemarle Corp., 2.941%, (LIBOR USD 3-Month plus 1.05%), 11/15/22(a)(c)	115,213
132,000	DuPont de Nemours, Inc., 4.493%, 11/15/25	145,383
140,000	FMC Corp., 3.950%, 2/1/22	144,261
127,000	FMC Corp., 3.450%, 10/1/29	131,316
110,000	Westlake Chemical Corp., 3.600%, 8/15/26	114,038
		650,211

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Commercial Services & Supplies — 2.2%
$141,000	Waste Connections, Inc., 3.500%, 5/1/29	$149,397
250,000	Waste Management, Inc., 2.950%, 6/15/24	258,100
110,000	WPP Finance 2010, 3.625%, 9/7/22	113,845
		521,342
	Communications Equipment — 0.3%
81,000	CommScope Technologies, LLC, 5.000%, 3/15/27(a)	76,140
	Diversified Financial Services — 9.7%
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	189,932
120,000	Avolon Holdings Funding, Ltd., 3.625%, 5/1/22(a)	122,952
60,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	62,007
250,000	Credit Suisse Group AG, 2.593%, (SOFR plus 1.56%), 9/11/25(a)(b)	250,715
236,000	Goldman Sachs Group, Inc. (The), 2.908%, (LIBOR USD 3-Month plus 1.05%), 6/5/23(b)	239,891
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	410,597
60,000	Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	66,272
168,000	KKR Group Finance Co. VI, LLC, 3.750%, 7/1/29(a)	179,078
250,000	Macquarie Group, Ltd., 6.250%, 1/14/21(a)	260,341
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	218,132
111,000	ORIX Corp., 2.900%, 7/18/22	113,165
125,000	Springleaf Finance Corp., 5.375%, 11/15/29	130,475
		2,243,557
	Diversified Telecommunication Services — 3.1%
110,000	AT&T, Inc., 3.000%, 6/30/22	112,370
204,000	AT&T, Inc., 4.100%, 2/15/28	221,982
150,000	Telefonica Emisiones SA, 4.103%, 3/8/27	162,378
209,000	Verizon Communications, Inc., 4.016%, 12/3/29	232,982
		729,712
	Electric Utilities — 1.6%
200,000	Appalachian Power Co., 4.600%, 3/30/21	205,089
155,000	Exelon Corp., 3.950%, 6/15/25	166,758
		371,847
	Electrical Equipment — 0.8%
185,000	Textron, Inc., 3.650%, 3/1/21	188,369
	Energy Equipment & Services — 5.0%
107,000	Cenovus Energy, Inc., 4.250%, 4/15/27	113,363
65,000	Cheniere Corpus Christi Holdings, LLC, 3.700%, 11/15/29(a)	66,379
160,000	Energy Transfer Operating L.P., 4.050%, 3/15/25	168,221
89,000	Hess Corp., 7.875%, 10/1/29	116,310
154,000	Kinder Morgan, Inc./DE, 4.300%, 6/1/25	167,088
165,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(a)	173,223
105,000	MPLX L.P., 5.250%, 1/15/25(a)	110,286
43,000	NuStar Logistics L.P., 4.800%, 9/1/20	43,538

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy Equipment & Services — (continued)
$187,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.400%, 11/15/26(a)	$190,921
		1,149,329
	Entertainment — 0.1%
15,000	Live Nation Entertainment, Inc., 4.750%, 10/15/27(a)	15,525
	Equity Real Estate Investment Trusts (REITS) — 11.2%
170,000	American Homes 4 Rent L.P., 4.250%, 2/15/28	181,095
157,000	American Tower Trust, 3.652%, 3/23/28(a)	164,127
115,000	Duke Realty L.P., 3.250%, 6/30/26	119,152
186,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	192,847
165,000	Healthcare Trust of America Holdings L.P., 3.100%, 2/15/30	163,870
245,000	Host Hotels & Resorts L.P., Series H, 3.375%, 12/15/29	247,215
31,000	iStar, Inc., 4.750%, 10/1/24	32,124
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	243,299
200,000	Kimco Realty Corp., 2.700%, 3/1/24	202,540
189,000	Physicians Realty L.P., 4.300%, 3/15/27	202,097
128,000	Sabra Health Care L.P./Sabra Capital Corp., 4.800%, 6/1/24	136,092
275,000	Spirit Realty L.P., 3.400%, 1/15/30	276,447
21,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	21,131
19,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	19,713
165,000	STORE Capital Corp., 4.625%, 3/15/29	183,161
200,000	WEA Finance, LLC, 2.875%, 1/15/27(a)	199,403
		2,584,313
	Food Products — 2.2%
160,000	Conagra Brands, Inc., 4.300%, 5/1/24	172,321
170,000	Hershey Co. (The), 2.050%, 11/15/24	170,413
161,000	Smithfield Foods, Inc., 5.200%, 4/1/29(a)	178,567
		521,301
	Food, Beverage & Tobacco — 1.1%
215,000	CVS Health Corp., 3.700%, 3/9/23	224,102
21,000	Darling Ingredients, Inc., 5.250%, 4/15/27(a)	22,339
		246,441
	Health Care Providers & Services — 1.4%
135,000	Becton Dickinson & Co., 3.700%, 6/6/27	143,667
40,000	Centene Corp., 4.250%, 12/15/27(a)	41,150
26,000	HCA Healthcare, Inc., 6.250%, 2/15/21	27,105
105,000	HCA, Inc., 5.000%, 3/15/24	114,783
		326,705
	Hotels, Restaurants & Leisure — 1.1%
154,000	Hyatt Hotels Corp., 4.375%, 9/15/28	167,210
21,000	Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.250%, 5/15/23(a)	22,024
55,000	Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.750%, 4/15/26(a)	59,778
		249,012
	Industrial Conglomerates — 1.0%
214,000	Carlisle Cos., Inc., 3.500%, 12/1/24	222,302
	Insurance — 8.9%
155,000	Alleghany Corp., 4.950%, 6/27/22	164,992

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$160,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	$172,244
92,000	AXA Equitable Holdings, Inc., 3.900%, 4/20/23	96,415
180,000	CBRE Services, Inc., 5.250%, 3/15/25	202,585
110,000	Jackson National Life Global Funding, 3.250%, 1/30/24(a)	114,134
55,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	58,448
190,000	Liberty Mutual Group, Inc., 4.569%, 2/1/29(a)	212,335
375,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	398,364
164,000	Radian Group, Inc., 4.875%, 3/15/27	172,610
165,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	172,659
270,000	Symetra Financial Corp., 4.250%, 7/15/24	285,452
		2,050,238
	IT Services — 0.8%
175,000	Fiserv, Inc., 2.750%, 7/1/24	178,091
	Media — 4.1%
165,000	Charter Communications Operating, LLC /
	Charter Communications Operating Capital, 4.200%, 3/15/28	175,899
158,000	Comcast Corp., 4.150%, 10/15/28	177,962
36,000	Diamond Sports Group, LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(a)	36,416
143,000	Discovery Communications, LLC, 3.950%, 3/20/28	152,656
50,000	TEGNA, Inc., 5.000%, 9/15/29(a)	50,875
165,000	ViacomCBS, Inc., 3.875%, 4/1/24	174,734
175,000	Walt Disney Co. (The), 1.750%, 8/30/24	173,672
		942,214
	Metals & Mining — 1.7%
115,000	Glencore Funding, LLC, 4.125%, 5/30/23(a)	119,842
124,000	Nucor Corp., 3.950%, 5/1/28	134,623
125,000	Southern Copper Corp., 3.500%, 11/8/22	129,000
		383,465
	Multi-Utilities — 2.4%
200,000	Entergy Louisiana, LLC, 4.440%, 1/15/26	217,770
165,000	Progress Energy, Inc., 3.150%, 4/1/22	168,228
165,000	Sempra Energy, 3.550%, 6/15/24	172,857
		558,855
	Oil, Gas & Consumable Fuels — 3.2%
150,000	Canadian Natural Resources, Ltd., 3.800%, 4/15/24	158,508
84,000	HollyFrontier Corp., 5.875%, 4/1/26	94,763
146,000	Marathon Petroleum Corp., 5.375%, 10/1/22	147,552
115,000	Murphy Oil Corp., 5.875%, 12/1/27	120,750
190,000	Newfield Exploration Co., 5.625%, 7/1/24	208,788
		730,361
	Pharmaceuticals — 2.7%
200,000	AbbVie, Inc., 3.600%, 5/14/25	211,295
112,000	AbbVie, Inc., 2.950%, 11/21/26(a)	114,034
140,000	Bristol-Myers Squibb Co., 3.250%, 8/15/22(a)	144,666
143,000	Merck & Co., Inc., 3.400%, 3/7/29	154,924
		624,919
	Semiconductors & Semiconductor Equipment — 0.6%
130,000	Microchip Technology, Inc., 3.922%, 6/1/21	132,948

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Software — 0.8%
$170,000	International Business Machines Corp., 3.300%, 5/15/26	$179,462
	Specialty Retail — 1.2%
135,000	ERAC USA Finance, LLC, 3.800%, 11/1/25(a)	142,705
125,000	Lowe’s Cos., Inc., 2.500%, 4/15/26	125,844
		268,549
	Technology Hardware, Storage & Peripherals — 0.3%
80,000	EMC Corp., 3.375%, 6/1/23	81,600
	Textiles, Apparel & Luxury Goods — 0.3%
75,000	Cintas Corp. No 2, 3.700%, 4/1/27	81,368
	Tobacco — 1.5%
150,000	Altria Group, Inc., 4.400%, 2/14/26	163,072
180,000	BAT Capital Corp., 3.557%, 8/15/27	183,785
		346,857
	Total Corporate Bonds
	(Cost $21,534,919)	22,434,075

U.S. TREASURY NOTES — 1.7%
155,700	1.375%, 4/30/20	155,554
10,300	2.875%, 11/15/21	10,543
225,000	2.125%, 12/31/22	228,428
	Total U.S. Treasury Notes
	(Cost $394,338)	394,525

Shares		Fair Value
MONEY MARKET FUND — 0.4%
98,333	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(e)	$98,333
	Total Money Market Fund
	(Cost $98,333)	98,333
Total Investments — 99.3%
(Cost $22,027,590)		22,926,933
Net Other Assets (Liabilities) — 0.7%		156,506
NET ASSETS — 100.0%		$23,083,439

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2019. The maturity date reflected is the final maturity date.
(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2019. The maturity date reflected is the final maturity date.
(e)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Corporate Fund
December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Corporate Fund (referred to as the “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Corporate Fund — (continued)
December 31, 2019 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Corporate Fund	$98,333	(a)	$22,828,600	(b)	$—	$22,926,933

(a)	Represents money market funds and/or certain preferred stocks.
(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Corporate Fund — (continued)
December 31, 2019 (Unaudited)

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.